ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Tables)	6 Months Ended
Dec. 31, 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Summary of company warrants activities and status of warrants

The following table summarizes the Company’s Warrants activities and status of Warrants at December 31, 2021:

		Weighted	Average
		Average	Remaining
		Exercise Price	Period
Warrants	Warrants	Per Share	(Years)
Outstanding as of June 30, 2020	2,591,112	$1.25	5.5
Issued	8,814,102	6.24
Forfeited	—	—
Exercised	(2,591,112)	1.25
Expired	—	—
Outstanding as of June 30, 2021	8,814,102	$6.24	5.46
Issued	—	—
Forfeited	—	—
Exercised	—	—
Expired	—	—
Outstanding as of December 31, 2021	8,814,102	$6.24	4.96

Schedule of fair value measurement inputs under binomial and black-scholes model

					June 14, 2021
	December 31,		June 30,		(Initial
Input	2021		2021		measurement)
Stock price	1.31		$4.33		5.01
Risk-free interest rate	1.25%		0.95%		0.90%
Volatility	109%		111%		111%
Exercise price	6.24		6.24		6.24
Warrant life	5.0	years	5.5	years	5.5	years

Schedule of liabilities measured at fair value on recurring basis

		Quoted Prices In	Significant Other	Significant Other
	June 30,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability	$29,520,000	$—	$—	$29,520,000

		Quoted Prices In	Significant Other	Significant Other
	December 31,	Active Markets	Observable Inputs	Unobservable Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant liability	$6,640,000	$—	$—	$6,640,000